You

SP Funds S&P Global Technology ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Computers - 15.1%
Accenture PLC - Class A	980	$324,008
Apple, Inc.	15,510	3,444,461
Capgemini SE - ADR	5,218	207,311
CGI, Inc. (a)	1,249	142,336
Cognizant Technology Solutions Corp. - Class A	846	64,025
Crowdstrike Holdings, Inc. - Class A (a)	369	85,593
EPAM Systems, Inc. (a)	104	22,374
Fortinet, Inc. (a)	1,000	58,040
Fujitsu Ltd. - ADR	11,232	200,828
Gartner, Inc. (a)	122	61,145
HP, Inc.	1,405	50,706
Logitech International SA	993	89,322
NEC Corp.	1,792	154,832
NetApp, Inc.	364	46,221
Nomura Research Institute Ltd. - ADR	2,964	91,121
Obic Co. Ltd.	416	63,039
Super Micro Computer, Inc. (a)	82	57,535
		5,162,897

Electronics - 2.4%
Amphenol Corp. - Class A	1,978	127,106
Halma PLC - ADR	1,152	78,221
Jabil, Inc.	184	20,731
Keysight Technologies, Inc. (a)	265	36,986
Kyocera Corp. - ADR	9,152	114,858
Murata Manufacturing Co. Ltd. - ADR	24,661	272,257
SCREEN Holdings Co. Ltd.	656	56,222
TE Connectivity Ltd.	573	88,431
Trimble, Inc. (a)	572	31,197
		826,009

Energy-Alternate Sources - 0.2%
Enphase Energy, Inc. (a)	162	18,648
First Solar, Inc. (a)	173	37,366
		56,014

Healthcare-Products - 0.6%
FUJIFILM Holdings Corp. - ADR	16,542	195,030

Internet - 2.2%
CDW Corp.	260	56,709
F5, Inc. (a)	104	21,179
GoDaddy, Inc. - Class A (a)	225	32,726
Palo Alto Networks, Inc. (a)	527	171,133
Shopify, Inc. - Class A (a)	7,529	460,858
VeriSign, Inc. (a)	135	25,246
		767,851

Machinery-Diversified - 2.1%
Hexagon AB - ADR	14,300	145,073
Keyence Corp.	1,217	532,953
Omron Corp. - ADR	1,253	46,374
		724,400

Miscellaneous Manufacturing - 0.1%
Teledyne Technologies, Inc. (a)	71	29,952

Office-Business Equipment - 0.7%
Canon, Inc. - ADR	7,020	218,182
Zebra Technologies Corp. - Class A (a)	59	20,720
		238,902

Semiconductors - 52.1%(b)
Advanced Micro Devices, Inc. (a)	2,583	373,192
Advantest Corp. - ADR	4,888	214,339
Analog Devices, Inc.	791	183,022
Applied Materials, Inc.	1,356	287,743
ASM International NV	268	183,746
ASML Holding NV	2,469	2,272,283
BE Semiconductor Industries NV	479	61,758
Broadcom, Inc.	6,840	1,099,051
Disco Corp. - ADR	5,779	192,441
Infineon Technologies AG - ADR	8,731	305,061
Intel Corp.	7,136	219,361
KLA Corp.	213	175,314
Lam Research Corp.	209	192,539
Lasertec Corp. - ADR	2,550	90,652
Microchip Technology, Inc.	887	78,748
Micron Technology, Inc.	1,821	199,982
Monolithic Power Systems, Inc.	70	60,416
NVIDIA Corp.	38,032	4,450,505
NXP Semiconductors NV	416	109,474
ON Semiconductor Corp. (a)	633	49,532
Qorvo, Inc. (a)	208	24,918
QUALCOMM, Inc.	1,743	315,396
Renesas Electronics Corp. - ADR	19,415	166,969
Rohm Co. Ltd. - ADR	2,085	28,204
Skyworks Solutions, Inc.	261	29,655
STMicroelectronics NV	4,027	133,343
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,597	4,907,183
Teradyne, Inc.	211	27,675
Texas Instruments, Inc.	1,462	297,970
Tokyo Electron Ltd. - ADR	6,669	701,245
United Microelectronics Corp. - ADR	52,581	440,103
		17,871,820

Software - 21.1%
Adobe, Inc. (a)	716	394,981
Akamai Technologies, Inc. (a)	260	25,553
ANSYS, Inc. (a)	157	49,240
Autodesk, Inc. (a)	364	90,097
Cadence Design Systems, Inc. (a)	468	125,265
Constellation Software, Inc.	122	384,717
Dassault Systemes SE - ADR	4,369	165,935
Fair Isaac Corp. (a)	29	46,400
Microsoft Corp.	7,721	3,230,080
PTC, Inc. (a)	208	36,993
Roper Technologies, Inc.	172	93,697
Sage Group PLC - ADR	1,770	100,483
Salesforce, Inc.	1,516	392,341
SAP SE - ADR	6,880	1,455,808
ServiceNow, Inc. (a)	331	269,563
Synopsys, Inc. (a)	260	145,163
Temenos AG - ADR	416	28,925
Tyler Technologies, Inc. (a)	65	36,927
WiseTech Global Ltd.	1,117	69,337
Xero Ltd. (a)	856	77,238
		7,218,743

Telecommunications - 3.3%
Arista Networks, Inc. (a)	420	145,551
Cisco Systems, Inc.	6,307	305,574
Corning, Inc.	1,200	48,012
Juniper Networks, Inc.	624	23,519
Motorola Solutions, Inc.	260	103,719
Nokia Oyj - ADR	36,613	143,523
Telefonaktiebolaget LM Ericsson - ADR	21,529	148,335
Xiaomi Corp. - ADR (a)	20,814	221,877
		1,140,110
TOTAL COMMON STOCKS (Cost $28,232,718)		34,231,728

TOTAL INVESTMENTS - 99.9% (Cost $28,232,718)		34,231,728
Other Assets in Excess of Liabilities - 0.1%		34,828
TOTAL NET ASSETS - 100.0%		$34,266,556

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of July 31, 2024
(% of Net Assets)
United States	$18,235,924	53.3	%(a)
Taiwan	5,347,286	15.6
Japan	3,339,546	9.8
Netherlands	2,627,261	7.6
Germany	1,760,869	5.2
Canada	987,911	2.8
France	373,246	1.1
Ireland	324,008	0.9
Sweden	293,408	0.8
Switzerland	251,590	0.8
China	221,877	0.7
United Kingdom	178,704	0.5
Finland	143,523	0.4
New Zealand	77,238	0.2
Australia	69,337	0.2
Other Assets in Excess of Liabilities	34,828	0.1
	$34,266,556	100.0%

(a)     To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The SP Funds S&P Global Technology ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

SP Funds S&P Global Technology ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$34,231,728	$–	$–	$34,231,728
Total Assets	$34,231,728	$–	$–	$34,231,728

Refer to the Schedule of Investments for further disaggregation of investment categories.